Lease Obligations (Details) - Schedule of lease obligations and future minimum lease payments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Lease Obligations And Future Minimum Lease Payments Abstract
Opening balance-beginning of period	$ 1,020,482	$ 341,592
Additions in the period	86,556	833,766
Interest expense	(9,586)	21,279
Translation adjustment	(61,282)	6,527
Lease payments	(154,665)	(182,682)
Balance at ending	881,505	1,020,482
Due within one year	(284,862)	(232,969)
Balance-end of period	596,643	787,513
year 1	284,862	232,969
year 2	242,253	255,000
year 3	160,136	270,000
year 4	135,254	262,513
year 5	59,000
Total	$ 881,505	$ 1,020,482